RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Summary of Compensation Paid or Payable to Key Management	Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Remuneration to key management and executive directors	1,357	1,053	2,496	2,403
Non-executive directors’ fees	676	129	916	255
	2,033	1,182	3,412	2,658

Summary of Transactions Carried Out with Related Parties
The following transactions were carried out with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Expenses
Remuneration paid as consultancy fees	602	443	1,019	1,005
Share-based payments	972	470	1,555	971
Salaries and wages	459	269	838	681
Other expenses	—	4	—	8
	2,033	1,186	3,412	2,665

Summary of Warrants Held by Related Parties
As at June 30, 2023 and December 31, 2022 the following stock options and share warrants were held by related parties:

	As of June 30, 2023	As of December 31, 2022
Key management, executive directors and non-executive directors	4,707,626	4,662,930